Trade and Other Receivables - Summary of Movements on Provision for Bad and Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
At beginning of year	£ (69)	£ (63)
Exchange differences	2	(3)
Income statement movements	3	(18)
Utilised	9	12
Disposal of businesses	4	3
At end of year	£ (51)	£ (69)